Financial Risk Management - Changes in Financial Assets Classified as Level 3 of Fair Value Measurements (Details) - Level 3 [member] ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Equity Securities [member]
Disclosure of fair value measurement of assets [line items]
Begining Balance	₩ 48,805
Acquisition	27,261
Disposal	(775)
Valuation	6,248
Changes in foreign exchange rates	2,720
Replacement	11,805
Ending Balance	96,064
Convertible securities [member]
Disclosure of fair value measurement of assets [line items]
Begining Balance	2,758
Valuation	224
Replacement	(1,185)
Ending Balance	₩ 1,797